Equity (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
We granted the following stock-based awards in the second quarter of 2013 under the Plan:

	Actual Number of Awards	Weighted-Average Grant-Date Fair Value
Stock options	228,885	$11.78
Restricted stock	199,283	$29.68

Schedule of Accumulated Other Comprehensive Income (Loss)
Changes in foreign currency translation adjustment were as follows for the three and six months ended June 30, 2013 (in millions):

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2013	2013
Balance at the beginning of the period	$155	$165
Other comprehensive loss before reclassifications	(20)	(30)
Amounts reclassified from other comprehensive income	—	—
Net other comprehensive loss	(20)	(30)
Balance at the end of the period	$135	$135